Prospectus supplement dated December 11, 2018
to the following prospectus(es):
BOA CVUL Future (NWL), BAE Future Corporate FPVUL, Next Generation Corporate Variable Universal Life, and Future Executive VUL prospectus dated May 1, 2018
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
The following investment options are only available to policies issued prior to December 31, 2018:
•	Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
•	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
•	Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I
COLI-7012
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